Employee benefit plans - Weighted-average assumptions used to determine net periodic benefit costs (Detail)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Employee Benefit Plans [Abstract]
Discount rate	0.60%	0.60%	0.80%
Rate of increase in compensation levels	0.30%	1.60%	1.70%
Expected long-term rate of return on plan assets	2.60%	2.60%	2.60%
Interest crediting rate	3.00%	3.30%	3.30%